Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Subsequent Events

13.  Subsequent Events

The Company launched its app in the Apple iTunes App Store on January 25, 2012. The approved version of the app works on Apple iOS devices such as the iPhone, iPad and iPod Touch.  We have been successfully testing the app with employees of the Company as well as friends and family of our employees for several months, and although we have launched the app to the public, there is no guarantee how successful the launch will be or how effectively the technology will perform. We will continuously test the application with a goal of improving overall performance and usability.

13.  Subsequent Events

Private Placement

On August 25, 2011, the Company completed the placement of 14,000,000 units (the “Units”), each Unit consisting of (i) one (1) share of common stock, $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of $4.00 per warrant share, at a purchase price of $2.50 per Unit, for an aggregate purchase price of $35,000 to accredited and institutional investors. The three-year warrants are callable by the Company after February 26, 2012 if a registration statement for the resale of the shares of common stock issuable upon exercise of the warrants has been declared effective for 30 days and the closing bid price of such shares equals at least $4.00 per share for a period of at least 20 consecutive trading days after effectiveness of such registration statement. The Units issued in such placement were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act. Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act. The proceeds of the offering, $35,000, are to be used for general corporate purposes, including marketing and product development. Tejas Securities Group, Inc. (“Tejas”) and Craig-Hallum Capital Group, LLC acted as placement agents in connection with the offering and received compensation of $1,350 and $165, respectively. Tejas purchased units in the offering for $713 and received as additional compensation a five-year non-callable warrant for 540,000 common shares at $2.50 per share and 100,000 warrants on the same basis as the investors. Sillerman Investment Company, LLC purchased $5,000 worth of Units in the placement, and Sillerman Investment Company, LLC, as nominee purchased $6,376 of Units in the placement. The Company will take a compensation charge in the first quarter of approximately $17,162 as a result of the foregoing, resulting from selling shares to executives below fair value.

Stock Option Grants

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 3,545,000 non-qualified stock options at $2.50 per share or $5.00 per share, depending on recipient, vesting over three to four years, depending on when the employee started at the Company.  The Company will take a compensation charge in the first quarter of approximately $1,037 as a result of the foregoing.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors.  Each director is to receive 250,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan.  The initial grant was made on August 26, 2011 at $2.50 per share.  One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company will take a compensation charge in the first quarter of approximately $1,566 as a result of the foregoing.